Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000074154 | Apple Inc8405245
Holdings [Line Items]
Percent of Total Investments	6.20%
C000074154 | NVIDIA Corp8403433
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074154 | Microsoft Corp8407436
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074154 | Amazon.com Inc8405126
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074154 | Meta Platforms Inc8407412
Holdings [Line Items]
Percent of Total Investments	2.10%
C000074154 | Broadcom Inc8405590
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074154 | Tesla Inc8404345
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074154 | Alphabet Inc8405113
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074154 | Alphabet Inc8405116
Holdings [Line Items]
Percent of Total Investments	1.50%
C000074154 | Berkshire Hathaway Inc8405486
Holdings [Line Items]
Percent of Total Investments	1.40%
C000074154 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074154 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074154 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074154 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074154 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074154 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000074154 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000074154 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000074154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000074154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000074154 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000074155 | U.S. Treasury Notes8429644
Holdings [Line Items]
Percent of Total Investments	13.00%
C000074155 | U.S. Treasury Notes8429643
Holdings [Line Items]
Percent of Total Investments	5.80%
C000074155 | U.S. Treasury Notes8403776
Holdings [Line Items]
Percent of Total Investments	3.80%
C000074155 | U.S. Treasury Notes8429641
Holdings [Line Items]
Percent of Total Investments	3.20%
C000074155 | U.S. Treasury Notes8403768
Holdings [Line Items]
Percent of Total Investments	3.00%
C000074155 | U.S. Treasury Notes8403774
Holdings [Line Items]
Percent of Total Investments	2.30%
C000074155 | FNMA8429409
Holdings [Line Items]
Percent of Total Investments	1.70%
C000074155 | FNMA8429413
Holdings [Line Items]
Percent of Total Investments	1.20%
C000074155 | U.S. Treasury Notes8429642
Holdings [Line Items]
Percent of Total Investments	1.20%
C000074155 | U.S. Treasury Notes8403771
Holdings [Line Items]
Percent of Total Investments	1.20%
C000074155 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000074155 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074155 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074155 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000074155 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074155 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074155 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074155 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000074155 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000074155 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000013702 | New Covenant Growth Fund8403234
Holdings [Line Items]
Percent of Total Investments	61.50%
C000013702 | New Covenant Income Fund8403237
Holdings [Line Items]
Percent of Total Investments	37.60%
C000013702 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013702 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000074153 | New Covenant Income Fund8403227
Holdings [Line Items]
Percent of Total Investments	62.50%
C000074153 | New Covenant Growth Fund8403223
Holdings [Line Items]
Percent of Total Investments	36.00%
C000074153 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074153 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	98.50%